Acquisition of Lixin Cayman (Details)		1 Months Ended		12 Months Ended
		Jan. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019	Dec. 20, 2019 $ / shares	Dec. 20, 2019 ¥ / shares
Acquisition of Lixin Cayman (Details) [Line Items]
Exchange rate | (per share)						$ 1	¥ 7.0086
Finite useful life				3 years
Other intangible assets	[1]			$ 243,072
Operating income and net income, description					The amount of operating income and net income what resulted from the acquisition and included in the consolidated statements of operations and comprehensive income (loss) during the year ended December 31, 2019 were $280,972 and $192,483, respectively.
Deferred income tax benefits				212,560
Zhejiang Lixin [Member]
Acquisition of Lixin Cayman (Details) [Line Items]
Cash consideration transferred		$ 427,318	¥ 2,858,600
Roan and Lixin [Member]
Acquisition of Lixin Cayman (Details) [Line Items]
Amortization of intangible assets				$ 850,240
Business Combination [Member]
Acquisition of Lixin Cayman (Details) [Line Items]
Purchase agreement, Description						Under the terms of the purchase agreement, the consideration was $39.38 million (RMB 276.00 million). As per an independent valuation report issued by a professional valuation firm dated December 20, 2019, the fair value of 65.0177% equity interest in Lixin Cayman and its subsidiaries was $31.09 million (RMB 217.88 million). The consideration was paid in Class B Preferred Shares, which was equivalent to $31.09 million (RMB 217.88 million) and at price of $0.1065 per Class B Preferred Share. On December 20, 2019, the Company issued 291,795,150 Class B Preferred Shares.	Under the terms of the purchase agreement, the consideration was $39.38 million (RMB 276.00 million). As per an independent valuation report issued by a professional valuation firm dated December 20, 2019, the fair value of 65.0177% equity interest in Lixin Cayman and its subsidiaries was $31.09 million (RMB 217.88 million). The consideration was paid in Class B Preferred Shares, which was equivalent to $31.09 million (RMB 217.88 million) and at price of $0.1065 per Class B Preferred Share. On December 20, 2019, the Company issued 291,795,150 Class B Preferred Shares.
Business Combination [Member] | Lixin Bvi [Member]
Acquisition of Lixin Cayman (Details) [Line Items]
Equity interest		1.00%	1.00%
Business Combination [Member] | Lixin Cayman [Member]
Acquisition of Lixin Cayman (Details) [Line Items]
Equity interest						65.0177%	65.0177%

[1]	Approximately $0.24 million of other intangible assets arising from the acquisition was mainly for the assembled workforce.